Great East Japan Earthquake and Thai Floods - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Great East Japan Earthquake
Unusual or Infrequent Item [Line Items]
Incremental losses and expenses directly related to the damage caused by the disaster	¥ 5,864	¥ 10,897
Incremental loss caused by disaster, disposal or impairment of fixed assets		7,668
Insurance recoveries	2,159	10,841
Other losses and expenses which included idle facility costs at manufacturing sites and other additional expenses	6,294	11,821
Proceeds from insurance settlement for fixed assets, inventories and additional expenses	15,000
Amount due to certain carrier as reinsurance	2,000
Thai Floods
Unusual or Infrequent Item [Line Items]
Incremental losses and expenses directly related to the damage caused by the disaster	13,236
Incremental loss caused by disaster, disposal or impairment of fixed assets	7,882
Other losses and expenses which included idle facility costs at manufacturing sites and other additional expenses	13,899
Proceeds from insurance settlement for fixed assets, inventories and additional expenses	50,416
Insurance receivables	5,788
Thai Floods | Fixed assets, inventories and additional expenses
Unusual or Infrequent Item [Line Items]
Proceeds from insurance settlement for fixed assets, inventories and additional expenses	26,316
Gain from insurance recovery	17,520
Thai Floods | Insurance Claims for Business Interruption
Unusual or Infrequent Item [Line Items]
Proceeds from insurance settlement for fixed assets, inventories and additional expenses	¥ 24,100